                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
           MUNICIPAL BONDS    156.8%
           PENNSYLVANIA    151.8%
 $ 3,000   Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)                  5.750%   01/01/18  $ 3,174,420
   2,000   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                                    5.125    03/01/32    2,071,180
   2,750   Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                                    5.250    03/01/32    2,884,695
   1,560   Allegheny Cnty, PA Higher Ed Duquesne Univ Ser A (FGIC Insd) (a)                          5.000    03/01/18    1,664,021
   1,360   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd)                           6.500    11/15/30    1,533,373
   3,145   Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj Ser A                           5.125    04/01/35    3,153,900
   3,000   Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC Insd)                                    5.000    03/01/29    3,094,230
   2,000   Allegheny Cnty, PA Port Auth Spl Rev Trans (Prerefunded @ 03/01/09) (MBIA Insd)           6.000    03/01/24    2,170,060
   1,300   Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj Ser A                  7.000    11/01/17    1,407,731
     680   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family (AMT) (GNMA
           Collateralized)                                                                           7.100    05/01/24      680,918
     475   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser II-1 (AMT)
           (GNMA Collateralized)                                                                     5.800    05/01/21      495,558
     640   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser II-2 (AMT)
           (GNMA Collateralized)                                                                     5.800    11/01/20      667,699
   3,855   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser KK-2 (AMT)
           (GNMA Collateralized) (b)                                                                 5.750    05/01/33    3,973,348
   1,515   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser MM (AMT)
           (GNMA Collateralized)                                                                     5.200    05/01/33    1,536,134
   1,000   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser RR (AMT)
           (GNMA Collateralized)                                                                     4.750    11/01/25      982,950
   1,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                           5.750    12/01/13    1,102,490
     460   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                           5.500    12/01/30      496,391
   2,220   Allegheny Cnty, PA San Auth Swr Rev (Prerefunded @ 12/01/10) (MBIA Insd)                  5.750    12/01/17    2,442,866
   1,830   Allegheny Cnty, PA San Auth Swr Rev (Prerefunded @ 12/01/10) (MBIA Insd)                  5.750    12/01/18    2,013,714
   3,725   Allegheny Cnty, PA San Auth Swr Rev Ser A Rfdg (MBIA Insd)                                5.000    12/01/30    3,906,184

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value

   1,695   Berks Cnty, PA Muni Auth Albright College Proj (a)                                        5.500    10/01/16    1,798,548
   1,800   Berks Cnty, PA Muni Auth Albright College Proj (a)                                        5.500    10/01/17    1,906,416
   6,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj (Prerefunded
           @ 11/01/09) (FSA Insd)                                                                    6.000    11/01/29    6,646,920
   4,460   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                                     5.000    11/15/19    4,768,721
   1,000   Bradford Cnty, PA Indl Dev Auth Solid Waste Disp Rev Intl Paper Ser B Rfdg (AMT)          5.200    12/01/19    1,007,200
   1,270   Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC Insd) (a)                                5.375    06/01/16    1,380,693
   1,150   Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A (AMBAC Insd) (a)                 5.375    06/01/14    1,248,980
   1,215   Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A (AMBAC Insd) (a)                 5.375    06/01/15    1,319,575
   1,000   Canon McMillan Sch Dist PA Ser B (FGIC Insd)                                              5.500    12/01/29    1,070,810
   3,140   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT) (LOC: Paribas &
           Union Bk of CA Intl)                                                                      6.650    05/01/10    3,365,735
   1,430   Catasauqua, PA Area Sch Dist (FSA Insd) (c)                                               5.000    02/15/31    1,496,037
   2,100   Catasauqua, PA Area Sch Dist (FSA Insd) (c)                                               5.000    02/15/36    2,186,604
   5,500   Central Dauphin, PA Sch Dist (FSA Insd)                                                   5.000    12/01/19    5,856,125
   1,370   Central Greene, PA Sch Dist Ser B Rfdg (FSA Insd) (a)                                     5.000    02/15/23    1,456,118
   1,435   Central Greene, PA Sch Dist Ser B Rfdg (FSA Insd) (a)                                     5.000    02/15/24    1,521,588
   1,000   Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg              6.375    12/01/19    1,038,500
   1,000   Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg              6.375    12/01/24    1,038,080
   3,000   Cheltenham Twp, PA (AMBAC Insd)                                                           5.000    01/01/28    3,145,710
   3,555   Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)            5.500    04/15/31    3,725,000
   1,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Westbury Utd Methodist Cmnty                6.250    08/15/29    1,552,170
   1,000   Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd)                        5.500    11/01/30    1,069,820
   5,000   Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Western PA Hosp Proj B Rfdg
           (Escrowed to Maturity) (MBIA Insd                                                         6.250    07/01/16    5,748,450
   2,000   Delaware Cnty, PA Auth College Cabrini College (Radian Insd)                              5.750    07/01/23    2,105,760
   2,295   Delaware Cnty, PA Auth College Neumann College Rfdg (a)                                   5.875    10/01/21    2,417,714
   2,000   Delaware Cnty, PA Auth College Neumann College Rfdg                                       6.000    10/01/31    2,094,960
   1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                                7.625    07/01/30    1,076,300
   1,750   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (AMT) (FGIC Insd)                             6.000    06/01/29    1,881,670
   2,750   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (AMT) (FGIC Insd)      5.000    11/01/37    2,815,257
   9,300   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (AMT) (FGIC Insd)      5.000    11/01/36    9,527,943
   4,000   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (AMT) (FGIC Insd)      5.000    02/01/35    4,094,600

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
   2,500   Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)                5.350    10/01/31    2,611,975
   1,230   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd)                              5.250    05/01/19    1,344,021
   1,480   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd) (a)                          5.250    05/01/21    1,613,925
   1,555   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev (MBIA Insd) (a)                          5.250    05/01/22    1,695,712
   8,000   Delaware Vly, PA Regl Fin Auth                                                            5.750    07/01/17    9,072,400
   2,000   Downingtown, PA Area Sch Dist (FSA Insd)                                                  5.250    04/01/15    2,147,200
   2,000   Erie Cnty, PA Convention Ctr Auth Hotel Rev (FGIC Insd)                                   5.000    01/15/36    2,075,240
   2,800   Erie, PA Sch Dist (Prerefunded @ 09/01/10) (AMBAC Insd)                                   5.800    09/01/29    3,071,432
   2,735   Exeter Twp, PA Sch Dist (FGIC Insd)                                                       5.000    05/15/25    2,884,659
   7,285   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                                7.000    08/01/22    7,322,226
   1,000   Fayette Cnty, PA (Prerefunded @ 11/15/10) (AMBAC Insd)                                    5.625    11/15/28    1,092,660
   2,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                                        5.000    12/01/33    2,668,300
   6,575   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd) (a)                                           5.000    07/15/21    6,957,994
   1,000   Harveys Lake Genl Muni Auth PA College Rev College Misericordia Proj (ACA Insd)           6.000    05/01/19    1,058,750
   1,775   Hempfield Twp, PA Muni Auth Gtd Swr Rev Westmoreland Cnty Rfdg (FSA Insd) (a)             5.000    09/01/16    1,924,650
   2,345   Jenkintown, PA Sch Dist Ser A (FGIC Insd)                                                 5.000    05/15/28    2,425,973
   1,985   Jim Thorpe, PA Area Sch Dist (FSA Insd) (a)                                               5.000    03/15/25    2,092,666
   1,000   Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev Retirement Ser A                5.125    12/15/20    1,004,890
   2,000   Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg                                    6.700    04/01/26    2,047,660
   2,000   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                                     5.500    11/01/24    2,106,940
   1,000   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                                     5.625    11/01/34    1,051,370
   1,800   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem                              5.250    08/15/23    1,865,088
   1,750   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem                              5.375    08/15/33    1,803,497
   1,240   Lehigh Northampton, PA Arpt Lehigh Valley Arpt Sys Ser A Rfdg (AMT) (MBIA Insd) (a)       5.000    01/01/20    1,285,545
   1,360   Lehigh Northampton, PA Arpt Lehigh Valley Arpt Sys Ser A Rfdg (AMT) (MBIA Insd) (a)       5.000    01/01/22    1,403,887
     675   Lehigh Northampton, PA Arpt Lehigh Valley Arpt Sys Ser A Rfdg (AMT) (MBIA Insd)           5.000    01/01/23      694,791
   1,500   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                                       6.000    05/15/25    1,612,470
   2,700   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                                       6.000    05/15/30    2,902,446
   2,310   Luzerne Cnty, PA Ser A (MBIA Insd) (a)                                                    5.250    11/15/17    2,506,812
   2,050   Luzerne Cnty, PA Ser A (MBIA Insd)                                                        5.250    11/15/19    2,224,660
   8,290   Luzerne Cnty, PA Ser A (MBIA Insd)                                                        5.250    11/15/25    8,866,652
   6,650   Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)                  5.350    07/01/26    7,065,160
   5,000   Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)                  5.375    07/01/30    5,317,700

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
   1,000   Mercer Cnty, PA (FGIC Insd)                                                               5.500    10/01/15    1,091,310
   5,000   Mercer Cnty, PA Indl Dev Auth Wtr Fac Philadelphia Sub Corp (AMT) (MBIA Insd)             6.000    07/01/30    5,393,650
   1,000   Mifflin Cnty, PA Hosp Auth (Radian Insd)                                                  6.200    07/01/25    1,091,790
   2,500   Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)                                              6.200    07/01/30    2,729,475
   3,755   Mifflin Cnty, PA Ser A (FGIC Insd) (a)                                                    5.000    09/01/31    3,877,000
   3,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                                         6.000    01/01/43    3,191,580
   1,150   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd) (a)                               5.250    12/01/17    1,245,508
   1,205   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd)                                   5.250    12/01/18    1,305,075
   1,280   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd) (a)                               5.250    12/01/19    1,386,304
   1,350   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd) (a)                               5.250    12/01/20    1,462,118
   6,500   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A                5.125    06/01/32    6,630,845
   4,685   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd) (a) (c)          5.000    04/01/21    4,893,623
   2,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd) (c)              5.000    04/01/36    2,044,680
   3,900   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj Ser A (MBIA Insd)             5.250    11/01/14    4,287,504
   4,000   Moon Area Sch Dist PA (FSA Insd)                                                          5.000    11/15/25    4,229,720
   2,345   Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj                                           5.800    03/01/25    2,454,089
   2,290   Morrisville Boro, PA Sch Dist (MBIA Insd) (a) (c)                                         5.250    04/01/24    2,496,077
   1,000   Morrisville Boro, PA Sch Dist (MBIA Insd) (c)                                             5.000    04/01/25    1,059,220
   1,500   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A                                    5.625    07/01/32    1,568,010
     630   New Castle, PA San Auth Swr Rfdg (MBIA Insd)                                              5.000    06/01/24      648,358
   1,575   New Castle, PA San Auth Swr Rfdg (MBIA Insd)                                              5.000    06/01/27    1,615,887
   4,300   North Hills, PA Sch Dist (FSA Insd) (a)                                                   5.250    12/15/26    4,659,781
   1,225   Northampton Twp, PA (FGIC Insd) (a)                                                       5.375    05/15/15    1,323,833
   1,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser G Rfdg (AMT)              5.125    12/01/15      993,000
   1,000   Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Management Inc
           Proj Ser A (AMT)                                                                          5.100    10/01/27    1,003,860
   1,450   Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A (AMT) (XLCA Insd)                        5.000    04/01/16    1,526,850
   4,150   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)                                  5.500    04/01/29    4,260,556
   4,770   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                                  5.650    04/01/29    4,890,586
   1,000   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 90A (AMT)                                  4.700    10/01/25      991,700
   1,500   Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg (FGIC Insd)        5.500    06/15/20    1,511,475
   1,000   Pennsylvania St Higher Ed Clarion Univ Fndtn Inc Ser A (XLCA Insd)                        5.000    07/01/28    1,035,340
   3,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (a)                                    5.500    05/01/16    3,259,080
   4,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ (a)                                    5.500    05/01/17    4,347,920
   5,500   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                                      5.500    05/01/34    5,715,215

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
   1,300   Pennsylvania St Higher Ed Fac Auth Rev Lycoming College Assn Indpt (Radian Insd)          5.250    11/01/19    1,388,205
   1,000   Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ                                  5.000    06/01/35      989,300
   2,335   Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ Fndtn Ser A
           (XLCA Insd) (a)                                                                           5.000    07/01/22    2,459,456
   2,570   Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ Fndtn Ser A
           (XLCA Insd) (a)                                                                           5.000    07/01/24    2,696,830
   2,835   Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ Fndtn Ser A
           (XLCA Insd) (a)                                                                           5.000    07/01/26    2,961,554
   4,770   Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ                              5.375    01/01/25    5,070,892
   6,000   Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A
           (XLCA Insd)                                                                               5.000    11/01/36    6,194,700
   7,850   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                                6.000    01/15/31    8,578,637
   1,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                                6.250    01/15/17    1,104,870
   2,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                                6.250    01/15/18    2,205,960
   6,600   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A (FSA Insd)                     5.000    08/01/29    6,782,754
   1,500   Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A (XLCA Insd)                    5.250    07/01/18    1,610,790
   1,500   Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc Ser A (XLCA Insd)                    5.000    07/01/33    1,543,455
   3,000   Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)                       5.500    11/01/22    3,218,580
   1,560   Pennsylvania St Higher Ed Fac Philadelphia College Osteopathic Med (a)                    5.000    12/01/16    1,651,400
   1,000   Pennsylvania St Higher Ed Geneva College Proj                                             6.125    04/01/22    1,062,530
   2,165   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                                       5.500    07/01/14    2,390,420
   1,200   Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                                      5.250    12/01/21    1,312,776
   4,505   Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg (FGIC Insd)                                  5.500    12/01/13    5,032,355
   2,000   Pennsylvania St Univ                                                                      5.000    09/01/29    2,092,140
   4,000   Pennsylvania St Univ                                                                      5.000    09/01/35    4,171,560
   1,390   Pennsylvania St Univ Rfdg                                                                 5.250    08/15/14    1,533,643
   1,500   Pennsylvania St Univ Rfdg                                                                 5.250    03/01/17    1,626,645
   1,970   Pennsylvania St Univ Rfdg                                                                 5.250    03/01/18    2,136,327
   1,550   Perkiomen Valley Sch Dist PA Ser A (FSA Insd)                                             5.250    03/01/28    1,657,787
   3,000   Philadelphia, PA (FSA Insd)                                                               5.250    09/15/25    3,179,970
   3,000   Philadelphia, PA (FSA Insd)                                                               5.000    03/15/28    3,077,580
   1,250   Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)                                         5.000    06/15/23    1,295,850
  11,160   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                                           5.500    10/01/17   12,227,119
   4,000   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                                           5.125    10/01/26    4,236,120
   4,005   Philadelphia, PA Auth Indl Dev Amern College of Physicians (a)                            5.500    06/15/27    4,168,564
   2,250   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT) (FGIC Insd)         5.125    07/01/19    2,348,550
   2,500   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT) (FGIC Insd)         5.250    07/01/28    2,576,850
   3,500   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance Seventeenth Ser (FSA Insd)                5.375    07/01/19    3,772,335

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
   1,700   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)                                    5.250    08/01/21    1,823,352
   5,000   Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                                        5.250    07/01/29    5,269,950
   1,500   Philadelphia, PA Gas Wks Rev Third Ser S (FSA Insd) (Prerefunded @ 08/01/11)              5.125    08/01/31    1,549,650
   4,250   Philadelphia, PA Gas Wks Rev Twelfth Ser B (Escrowed to Maturity) (MBIA Insd)             7.000    05/15/20    5,126,648
   1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill College                      6.000    10/01/29    1,021,780
   1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty College Ser B Rfdg
           (MBIA Insd) (a)                                                                           6.500    05/01/09    1,587,987
   1,645   Philadelphia, PA Pkg Auth Rev Ser A (AMBAC Insd)                                          5.250    02/15/29    1,721,986
   4,675   Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)                      5.250    04/15/12    5,071,066
   1,905   Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC Insd)                      5.500    04/15/16    2,085,499
   1,675   Philadelphia, PA Wtr & Wastewtr Rev Rfdg (AMBAC Insd)                                     5.500    06/15/07    1,725,049
     500   Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)                           5.125    02/01/35      521,620
  16,000   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)            5.000    02/01/24   16,800,000
   4,990   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)            5.000    02/01/29    5,185,957
   2,215   Pittsburgh, PA Pub Pkg Auth Rev Ser A Rfdg (FGIC Insd)                                    5.000    12/01/25    2,324,532
   2,000   Pittsburgh, PA Pub Pkg Auth Rev Ser B (FGIC Insd)                                         5.000    12/01/23    2,107,080
  10,000   Pittsburgh, PA Ser A (AMBAC Insd)                                                         5.500    09/01/17   10,861,500
   2,000   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                                 5.750    09/01/21    2,147,800
   3,000   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                                 5.750    09/01/22    3,221,700
   1,000   Pittsburgh, PA Urban Redev Auth Cent Triangle Tax Increment Ser A                         6.100    05/01/19    1,057,640
   1,495   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT) (GNMA Collateralized)            5.700    04/01/30    1,523,390
   5,700   Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)                                                 6.500    09/01/13    6,599,745
   1,885   Pittsburgh, PA Wtr & Swr Sys Auth Rev (MBIA Insd) (a)                                     5.000    09/01/24    1,986,922
   3,505   Pittsburgh, PA Wtr & Swr Sys Rev First Lien (MBIA Insd) (a)                               5.000    09/01/23    3,702,962
   1,500   Radnor Twp, PA Sch Dist Ser B (FSA Insd)                                                  5.000    02/15/28    1,573,635
   2,000   Rostraver Twp, PA (AMBAC Insd) (Prerefunded @ 07/01/10)                                   5.500    07/01/24    2,171,260
   1,000   Saxonburg, PA Area Auth Swr & Wtr Rev (AGC Insd)                                          5.000    03/01/30    1,035,620
   1,500   Saxonburg, PA Area Auth Swr & Wtr Rev (AGC Insd)                                          5.000    03/01/35    1,546,080
   1,050   Scranton, PA Ser B (AMBAC Insd) (a)                                                       5.000    09/01/17    1,121,180
   2,000   Seneca Vly, PA Sch Dist (FGIC Insd)                                                       5.000    01/01/21    2,132,140
   1,000   Southcentral, PA Gen Auth Rev Hanover Hosp Inc (Radian Insd)                              5.000    12/01/30    1,024,930
   4,100   Southcentral, PA Gen Auth Rev Wellspan (MBIA Insd) (Prerefunded @ 05/15/11) (a)           5.375    05/15/28    4,485,482

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
     900   Southcentral, PA Gen Auth Rev Wellspan (MBIA Insd) (a)                                    5.375    05/15/28      969,012
   1,000   State Pub Sch Bldg Auth PA Delaware Cnty College Proj (Prerefunded @ 10/01/10)
           (MBIA Insd)                                                                               5.750    10/01/16    1,095,820
   1,970   State Pub Sch Bldg Auth PA Montgomery Cnty Cmnty College Proj (AMBAC Insd) (a)            5.000    05/01/23    2,070,372
   1,075   State Pub Sch Bldg Auth PA North Hampton Cnty Ser A Rfdg (AMBAC Insd)                     5.000    03/01/20    1,138,307
     685   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd) (a)                          5.250    11/01/18      746,534
     360   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd)                              5.250    11/01/19      392,339
     765   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd) (a)                          5.250    11/01/20      832,817
     360   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd)                              5.250    11/01/22      389,138
     895   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd) (a)                          5.250    11/01/23      967,441
   2,360   State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech Sch (FGIC Insd) (a)         5.375    02/01/23    2,596,708
   1,740   State Pub Sch Bldg Auth PA Sch Rev Lease Colonial Inter Unit 20 (FGIC Insd)               5.000    05/15/30    1,815,412
   1,205   State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd) (Prerefunded
           @ 04/01/13) (a)                                                                           5.250    04/01/20    1,323,560
   1,270   State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd) (Prerefunded @
           04/01/13) (a)                                                                             5.250    04/01/21    1,394,955
   2,545   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd) (a)              5.500    01/01/18    2,737,758
   2,140   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)                  5.375    01/01/21    2,271,439
   5,205   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)                  5.375    01/01/23    5,502,362
   5,500   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D                                     5.375    01/01/18    5,622,320
   1,950   Swarthmore Boro Auth PA College                                                           5.250    09/15/18    2,107,560
   2,850   Trinity Area Sch Dist PA (FGIC Insd)                                                      5.250    11/01/20    3,102,653
   2,030   Troy, PA Area Sch Dist Bradford Cnty (FGIC Insd) (a)                                      5.000    03/01/30    2,079,958
   1,000   Union Cnty, PA Higher Ed Fac Auth Bucknell Univ Ser A                                     5.250    04/01/19    1,085,270
   1,000   Union Cnty, PA Higher Edl Bucknell Univ Ser A                                             5.250    04/01/21    1,079,750
     500   Union Cnty, PA Higher Edl Bucknell Univ Ser A                                             5.250    04/01/22      539,875
   2,300   Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp (Radian Insd)                    5.250    08/01/24    2,424,890
   1,285   Unity Twp, PA Muni Auth Swr Rev (FSA Insd)                                                5.000    12/01/24    1,354,801
   5,850   Washington Cnty, PA Ser A (AMBAC Insd)                                                    5.125    09/01/27    6,117,111
   1,000   Wayne Highlands, PA Sch Dist (FSA Insd)                                                   5.375    04/01/14    1,092,700
   6,000   West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                                       6.250    01/01/32    6,368,700
   6,865   Westmoreland Cnty, PA Mun Auth Svc Rev Drivers Ser 1228 (FSA Insd) (Inverse Fltg)
           (Acquired 12/19/2005, Cost $7,920,219) (d)                                                7.155    08/15/13    7,943,972
   1,000   Wilson, PA Area Sch Dist (FGIC Insd)                                                      5.125    03/15/16    1,075,860
   1,100   York Cnty, PA (AMBAC Insd)                                                                5.000    06/01/19    1,170,983

PAR
Amount
(000)      Description                                                                              Coupon    Maturity     Value
   1,485   York Cnty, PA (MBIA Insd)                                                                 5.000    06/01/23    1,574,278
   1,000   York Cnty, PA (MBIA Insd)                                                                 5.000    06/01/26    1,052,720
   1,200   York Cnty, PA (MBIA Insd)                                                                 5.000    06/01/29    1,256,412
   2,200   York Cnty, PA (MBIA Insd)                                                                 5.000    06/01/33    2,289,166
   1,240   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                                   5.375    02/15/18    1,350,422
     500   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                                   5.500    02/15/22      546,730
   1,000   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                                   5.500    02/15/23    1,093,460
                                                                                                                       ------------
                                                                                                                        592,898,447
                                                                                                                       ------------

           GUAM    0.4%
   1,585   Guam Intl Arpt Auth Gen Ser B (MBIA Insd)                                                 5.250    10/01/21    1,712,450
                                                                                                                       ------------

           PUERTO RICO    2.6%
   4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                         6.250    07/01/21    4,952,000
   5,000   Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                                     5.000    07/01/41    5,059,700
                                                                                                                       ------------
                                                                                                                         10,011,700
                                                                                                                       ------------

           U. S. VIRGIN ISLANDS    2.0%
   1,500   University Virgin Islands Impt Ser A                                                      5.375    06/01/34    1,571,850
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                              6.375    10/01/19    1,113,500
   1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                              6.500    10/01/24    1,665,690
   3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)                   6.125    10/01/29    3,292,080
                                                                                                                       ------------
                                                                                                                          7,643,120
                                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS    156.8%
   (Cost $582,494,683)                                                                                                  612,265,717

Short-Term Investment    1.6%
   (Cost $6,100,000)                                                                                                      6,100,000
                                                                                                                       ------------

TOTAL INVESTMENTS    158.4%
   (Cost $588,594,683)                                                                                                  618,365,717

LIABILITIES IN EXCESS OF OTHER ASSETS    (2.0%)                                                                          (7,673,770)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.4%)                                                          (220,252,248)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $390,439,699
                                                                                                                       ============

            Percentages are calculated as a percentage of net assets applicable to common shares.
(a)         The Trust owns 100% of the outstanding bond issuance.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c)         Securities purchased on a when-issued or delayed delivery basis.

(d) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.0% of net assets applicable to common shares.
ACA       - American Capital Access
AGC       - AGC Insured Custody Certificates
AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Administration
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
LOC       - Letter of Credit
MBIA      - Municipal Bond Investors Assurance Corp.
Radian    - Radian Asset Assurance
XLCA      - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:

                                                                             UNREALIZED
                                                                            APPRECIATION/
                                                             CONTRACTS      DEPRECIATION
    SHORT CONTRACTS:
     U.S. Treasury Notes 5-Year Futures March 2006
     (Current Notional Value of $105,734 per contract)          819          $   297,526
                                                             =========       ===========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006